Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 15, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segment	1
Inventory reserve	$ 1,200,000
Useful lives	15 years
Depreciation expense	$ 7,000
Impairment loss	14,700,000
Impairment loss of long lived assets	267,000
Revenue	59,000
Accounts receivable	$ 87,000	$ 150,000
Property and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful lives	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful lives	10 years